Financial Instruments - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets	$ 185	$ 160
Derivative liabilities	176	139
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	142	144
Derivative liabilities	129	108
Derivatives designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	65	77
Derivative liabilities	28	46
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	77	67
Derivative liabilities	101	62
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	43	16
Derivative liabilities	47	31
Derivatives not designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	11	0
Derivative liabilities	12	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	32	16
Derivative liabilities	$ 35	$ 31